Private Placement (Details) - Private Placement [Member] - USD ($)		3 Months Ended	12 Months Ended
	Mar. 28, 2023	Mar. 31, 2024	Dec. 31, 2023
Private Placement [Abstract]
Number of units		343,125	343,125
Price per private units		$ 10	$ 10
Purchase price	$ 3,431,250	$ 3,431,250
Aggregate purchase price	$ 3,431,250		$ 3,431,250